VESSELS UNDER CAPITAL LEASE, NET (Details 1) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Leases, Schedule of Leased Assets [Line Items]
Interest expense					$ 16,400	$ 26,000
Lease Termination Probability		25.00%	100.00%	25.00%
Cash buffer per vessel, covenant compliance					2,000
Movement In Capital Leased Assets, Gross [Roll Forward]
Impairment loss					0	(164,187)	$ (61,692)
Lease termination					(218,494)	(61,075)	(34,812)
Movement In Capital Leased Assets, Accumulated Depreciation [Roll Forward]
Impairment loss						4,727
Lease termination					83,601	23,192	8,173
Cash held by Frontline Shipping Ltd	$ 8,900				3,500	8,900
Assets Held under Capital Leases [Member]
Movement In Capital Leased Assets, Gross [Roll Forward]
Impairment loss						(187,379)
Leased Vessels [Member]
Movement In Capital Leased Assets, Gross [Roll Forward]
Cost, beginning balance		$ 607,449			358,995	607,449	706,219
Impairment loss			$ (63,958)				(63,958)
Cost, ending balance	358,995		607,449		140,501	358,995	607,449
Movement In Capital Leased Assets, Accumulated Depreciation [Roll Forward]
Accumulated depreciation, beginning balance		(71,016)			(107,297)	(71,016)	(11,993)
Impairment loss			20,478				20,478
Depreciation					(26,129)	(64,200)	(87,674)
Accumulated depreciation, ending balance	(107,297)		(71,016)		(49,825)	(107,297)	(71,016)
Net Carrying Value	251,698		536,433		$ 90,676	251,698	$ 536,433	$ 694,226
Ship Finance International Limited [Member]
Leases, Schedule of Leased Assets [Line Items]
Cash buffer per vessel, covenant compliance						$ 2,000
Movement In Capital Leased Assets, Accumulated Depreciation [Roll Forward]
Impairment of assets under capital lease	$ 142,900	$ 21,200	$ 27,300